Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Net deferred tax assets - opening balance	€ (704)	€ (493)	€ (181)
Change in income statement	103	(97)	(212)
Change in other comprehensive income	86	(117)	(98)
Change in retained earnings			5
Change in the scope of consolidation	(51)	(21)	(1)
Translation adjustment	20	25	(5)
Reclassifications and other items	1		(1)
Net deferred tax assets - closing balance	€ (545)	€ (704)	€ (493)